Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Allowances for credit loss	$ 0	$ 0
Interest expense, related party	0	121
P G H L Receivable
Related Party Transaction [Line Items]
Interest free receivable	2,053		$ 2,069
Settlement through additional contribution		$ 26,000
Topco Receivable
Related Party Transaction [Line Items]
Amounts owed from Topco	$ 4,176		$ 4,408